SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Due to related party	$ 130,468	$ 2,001,940
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	$ 130,468	$ 2,001,940